Transactions with Related Parties (Details Narrative) $ / shares in Units, $ in Thousands				3 Months Ended	6 Months Ended
	Jun. 28, 2024 USD ($) Integer shares	May 11, 2023 shares	Feb. 10, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Deemed dividend					$ 7,493
Non cash supplemental cash flow information					1,382
Performance bonus				$ 600
Promissory Note [Member]
Related Party Transaction [Line Items]
Interest charged on promissory note						$ 69
Promissory Note [Member]
Related Party Transaction [Line Items]
Repayment amount			$ 3,000
Principal amount			$ 6,000
Maritime Investors Corp [Member]
Related Party Transaction [Line Items]
Due to related parties					957		$ 990
Konkar Agencies [Member]
Related Party Transaction [Line Items]
Due to related parties					$ 18
Due from related parties							$ 194
Ship management services per day per vessel | $ / shares					$ 0.850
Charter hire agreement commission rate					1.25%
Pyxis Maritime Corporation [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel | $ / shares					$ 0.325
Charter hire agreement commission rate					1.25%
Administration fees payable to related party					$ 1,600
Head management agreement, terms and manner of settlement					In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times then annual Administration Fees. Pursuant to the amendment of this agreement on March 18, 2020, in the event of such change of control and termination, the Company shall also pay to Maritime an amount equal to 12 months of then daily Ship-management Fees.
Ship-management and administration fees percentage increase					Effective January 1, 2024 the Ship-Management Fees and the Administration Fees for 2024 were increased by 3.50% in line with the average inflation rate in Greece in 2023 and were $381 per day per ship and $1,875 annually, respectively.
Pyxis Maritime Corporation [Member] | While Vessel is Under Construction [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel | $ / shares					$ 0.450
Jiangsu New Yangzi Shipbuilding [Member]
Related Party Transaction [Line Items]
Ownership interest percentage	60.00%
Maritime Investors Corp [Member] | Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Shares issued | shares		4,000
Vessels [Member] | Jiangsu New Yangzi Shipbuilding [Member]
Related Party Transaction [Line Items]
DWT | Integer	82,099
Year built	2015
Konkar Venture [Member] | Jiangsu New Yangzi Shipbuilding [Member]
Related Party Transaction [Line Items]
Purchase price	$ 30,000
Secured bank debt	16,500
Cash	12,000
Consideration of cash	7,300
Dividends	8,875
Deemed dividend	7,493
Non cash supplemental cash flow information	$ 1,382
Konkar Venture [Member] | Jiangsu New Yangzi Shipbuilding [Member] | Restricted Stock [Member]
Related Party Transaction [Line Items]
Issuance of restricted shares | shares	267,857
Dividends	$ 8,875
Deemed dividend	7,493
Non cash supplemental cash flow information	$ 1,382